Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Outstanding Stock Options and Restricted Stock

Summary of the outstanding stock options and restricted stock under the 2015 Equity Plan at June 30, 2016:

	Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2015	373,760	$13.96
Granted	10,000	$15.15
Vested	2,000	$15.15
Forfeitures	(32,366)	$13.96
Outstanding at June 30, 2016	351,394	$13.99
Exercisable at June 30, 2016	69,798	$13.99

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2015	158,724	$13.96
Granted	7,000	$15.15
Vested	1,050	$15.15
Shares withheld for income tax purposes	(350)	$15.15
Forfeitures	(4,800)	$13.96
Outstanding at June 30, 2016	160,574	$13.99

The following table summarizes the outstanding stock options and restricted stock under the 2015 Equity Plan at December 31, 2015:

Stock Options

	Options Issued	Exercise Price	Expiration Date	Options Vested	Options Forfeited
Date of Issuance
October 29, 2015	372,760	$13.96	October 29, 2025	74,552	19,013

Restricted Stock

	Shares Issued	Fair Value Per Share	Shares Vested	Shares withheld for income tax purposes	Shares Forfeited
Date of Issuance
October 29, 2015	162,248	$13.96	32,460	6,403	3,524

Schedule of Compensation Expense and Unearned Compensation

Compensation Expense (in 000’s)
Stock Options	$227
Restricted Shares	453
Fair Value of Shares withheld for income tax purposes	(89)

Stock-based compensation expense	$591

Unearned Compensation (in 000’s)
Stock Options Issued	$907
Restricted Shares Issued	1,812

Total unearned compensation	$2,719